SUPPLEMENTAL CASH FLOW INFORMATION - Summary of Transactions Not Affecting Cash and Cash Equivalents (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplemental Cash Flow Information 1 [abstract]
Addition of fixed assets without monetary outflow	$ 40.1	$ 42.7	$ 0.0
Addition of fixed assets without monetary outflow	0.0	16.9	0.0
Write off on Property, plant and equipment by transfer to pool parts inventory	$ 47.8	$ 36.4	$ (15.6)